RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Dongsheng Guarantee [Member]
Restricted Cash Pledged With Banks As Guarantor Deposits	$ 18.6	$ 19.9
Jinshang Leasing [Member]
Cash Reserve Deposit Required and Made	$ 4.5	$ 4.4
Maximum [Member]
Pledged Cash Deposit Range	20.00%
Minimum [Member]
Pledged Cash Deposit Range	10.00%